Bonds and financing - Somos - Anglo (Predecessor) (Details 3) - Somos - Anglo (Predecessor) R$ in Millions	9 Months Ended	12 Months Ended
	Oct. 10, 2018 BRL (R$)	Dec. 31, 2018	Dec. 31, 2017 BRL (R$)
Private bonds issued
Bonds and financing
Number of series of debt instument		3	3
Bonds with third Parties
Bonds and financing
Financial covenants, Period of calculation prior to close of each quarter	12 months
Maximum ratio permitted for calculation between Net Debt to Adjusted EBITDA	3
Bonds, 3rd Issuance
Bonds and financing
First payment after			36 months
Financials charges			CDI + 1,7% p.a.
Total amount			R$ 475
Bonds, 4th Issuance, Series 1
Bonds and financing
First payment after	12 months		12 months
Financials charges	CDI + 0,90% p.a.		CDI + 0,90% p.a.
Total amount	R$ 600		R$ 600
Bonds, 4th Issuance, Series 2
Bonds and financing
First payment after	36 months		36 months
Financials charges	CDI + 1,70% p.a		CDI + 1,70% p.a.
Total amount	R$ 200		R$ 200
Bonds, 5th Issuance
Bonds and financing
First payment after	36 months
Financials charges	CDI + 1,15% p.a.
Total amount	R$ 800